SHORT TERM AND LONG TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 28, 2016	Nov. 22, 2015	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
New credit facility from an Israeli Bank [Member]
Debt Instrument Line Items
Debt instrument, description of variable rate basis			Libor
Debt instrument, basis spread on variable rate			3.30%	1.20%
Amount borrowed under credit facility	$ 7,000	$ 19,900
Unpaid balance of the credit facility				$ 13,000
New secured credit agreement [Member]
Debt Instrument Line Items
Debt instrument, face amount			$ 42,500		$ 50,000
Frequency of payments			quarterly
Debt instrument, starting per quarter installment amount				625
Debt instrument, per quarter installment amount from March 2018				$ 1,250
Debt instrument, description of variable rate basis			LIBOR
Debt instrument, basis spread on variable rate				5.50%
Debt issuance cost, deducted from the carrying amount of that debt in the consolidated balance sheets			$ 1,399
Repayments of debt				$ 5,000
Two Israeli Banks [Member]
Debt Instrument Line Items
Debt instrument, face amount			$ 10,000
Israeli Bank One [Member]
Debt Instrument Line Items
Debt instrument, date of issuance			May 17, 2012
Israeli Bank Two [Member]
Debt Instrument Line Items
Debt instrument, date of issuance			May 17, 2012
Debt instrument, face amount			$ 400